CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
CASH FLOWS (USED IN) / FROM OPERATING ACTIVITIES
Operating result	$ 95,123	$ (221,941)
Adjustments for non-cash items
Amortization of intangible assets	492	61
Depreciation of property, plant and equipment	2,471	1,645
Provisions for employee benefits	71	0
Expense recognized in respect of share-based payments	92,055	39,447
Fair value gains on financial assets at fair value through profit or loss	(11,152)	(934)
Adjustments for non-cash items	179,060	(181,722)
Movements in current assets/liabilities
(Increase)/decrease in trade and other receivables	(4,101)	19,313
(Increase)/decrease in inventories	(34,022)	(5,485)
(Increase)/decrease in other current assets	(34,435)	(2,157)
Increase/(decrease) in trade and other payables	78,367	47,133
Increase/(decrease) in deferred revenue - current	(46,327)	(5,559)
Movements in non-current assets/liabilities
(Increase)/decrease in other non-current assets	(80,703)	(2,739)
Increase/decrease in deferred revenue - non-current	(269,039)	(17,050)
Cash flows (used in) / from operating activities	(211,200)	(148,266)
Interest paid	(420)	(156)
Income taxes paid	(13,449)	(1,436)
Net cash flows (used in) / from operating activities	(225,069)	(149,858)
CASH FLOWS (USED IN) / FROM INVESTING ACTIVITIES
Purchase of intangible assets	(121,047)	(925)
Purchase of property, plant and equipment	(2,389)	(740)
(Increase)/decrease in financial assets - current	(370,335)	299,379
Interest received	1,449	5,262
Net cash flows (used in) / from investing activities	(492,322)	302,976
CASH FLOWS (USED IN) / FROM FINANCING ACTIVITIES
Principal elements of lease payments	(1,804)	(1,163)
Proceeds from issue of new shares, gross amount	1,091,264	813,186
Issue costs paid	(528)	(613)
Exchange gain from currency conversion on proceeds from issue of new shares	966	68
Proceeds from exercise of stock options	13,429	5,100
Net cash flows from/used in (-) financing activities	1,103,327	816,578
Increase/decrease (-) in cash and cash equivalents	385,936	969,696
Cash and cash equivalents at the beginning of the period	1,216,803	372,162
Exchange gains/(losses) on cash & cash equivalents	(20,846)	3,518
Cash and cash equivalents at the end of the period	$ 1,581,893	$ 1,345,376